Investments in Associates and Joint Ventures - Summary of Main Investments (Parenthetical) (Detail) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of voting interest acquired		33.58%
Gestora De Inteligencia De Credito S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		20.00%
Percentage interest in voting capital		20.00%
Compania Uruguaya De Medios De Procesamiento S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		35.83%	39.58%
Percentage interest in voting capital		35.83%	39.58%
Rias Redbanc S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		25.00%	25.00%
Percentage interest in voting capital		25.00%	25.00%
Kinea Private Equity Investimentos S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		80.00%	80.00%
Percentage interest in voting capital		49.00%	49.00%
Tecnologia Bancaria S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		28.95%	24.92%
Percentage interest in voting capital		28.95%	24.92%
Olimpia Promocao e Servicos S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		50.00%	50.00%
Percentage interest in voting capital		50.00%	50.00%
Conectcar Solucoes de Mobilidade Eletronica S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		50.00%	50.00%
Percentage interest in voting capital		50.00%	50.00%
IRB-Brasil Resseguros S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Recognizes dividends and interest on capital		R$ 87	R$ 104	R$ 73
BSF Holding S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Recognizes dividends and interest on capital		281	62	58
Porto Seguro Itau Unibanco Participacoes S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Recognizes dividends and interest on capital		246	222	R$ 240
BSF Holding S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Business combination, Number of shares acquired	137,004,000
Total consideration acquired	R$ 816
Percentage of voting interest acquired	49.00%
Amount of goodwill acquired		582
Porto Seguro Itau Unibanco Participacoes S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Amount of difference between interest in net asset at fair value and book value		R$ 746	R$ 762